Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Jul. 29, 2013
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts receivable	$ 16,244
Amortization expense	64,000
Asset impairment	946,931
Percentage of contract value that is recognized at the completion of planning phase	50.00%
Percentage of engagement fee due and non-refundable as per clause	50.00%
Percentage of contract value recognized at completion of field work phase	40.00%
Remaining percentage of contract value that recognize at completion of report phase	10.00%
Research and development		64,386
Advertising and marketing expenses	121,000	130,000
Legal settlement accrued costs	$ 7,000	$ 115,278	$ 23,056
Number of operating segments	1
Series A prefered stock converted into comon stock	27,000,000
Equity Option [Member]
Summary of Significant Accounting Policies (Textual)
Dilutive securities outstanding	1,000,000
Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Dilutive securities outstanding	29,940,000
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful asset lives	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful asset lives	39 years